UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number    811-21756
                                                      -----------

                     First Trust Strategic High Income Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code:   630-765-8000
                                                            --------------

                     Date of fiscal year end:    October 31
                                                ------------

                  Date of reporting period:   January 31, 2011
                                             ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule of Investments is attached herewith.


FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2011 (UNAUDITED)



    PRINCIPAL                                                    STATED          STATED
      VALUE                       DESCRIPTION                    COUPON         MATURITY          VALUE
________________   _______________________________________    ____________    ____________   _______________
CORPORATE BONDS AND NOTES - 90.3%

                   AUTOMOTIVE - 1.2%
 $       400,000   Ford Motor Co. ........................         6.50%         08/01/18    $      420,552
                                                                                             _______________
                   BASIC INDUSTRY - 12.8%
         455,000   AK Steel Corp. (b).....................         7.63%         05/15/20           466,375
         425,000   Arch Coal, Inc. (b)....................         8.75%         08/01/16           472,812
         425,000   Cascades, Inc. (b).....................         7.88%         01/15/20           444,125
         215,000   Georgia-Pacific LLC (b)................         7.38%         12/01/25           230,588
         185,000   Georgia-Pacific LLC ...................         7.25%         06/01/28           195,638
         275,000   Hexion U.S. Finance Corp./Hexion Nova
                       Scotia Finance ULC ................         8.88%         02/01/18           297,687
         425,000   Mercer International, Inc. (c).........         9.50%         12/01/17           448,375
         325,000   Steel Dynamics, Inc. (b) (c)...........         7.63%         03/15/20           349,375
         450,000   Tembec Industries, Inc. (c)............        11.25%         12/15/18           491,625
         600,000   United States Steel Corp. (b)..........         7.00%         02/01/18           619,500
         400,000   Westlake Chemical Corp. (b)............         6.63%         01/15/16           415,000
                                                                                             _______________
                                                                                                  4,431,100
                                                                                             _______________

                   CAPITAL GOODS - 12.2%
         425,000   BE Aerospace, Inc. ....................         8.50%         07/01/18           464,312
          90,000   Berry Plastics Corp. ..................         9.50%         05/15/18            95,400
         425,000   Bombardier, Inc. (b) (c)...............         7.75%         03/15/20           467,500
         400,000   CNH America LLC (b)....................         7.25%         01/15/16           436,000
         245,000   Coleman Cable, Inc. ...................         9.00%         02/15/18           254,800
         215,000   Mueller Water Products, Inc. ..........         7.38%         06/01/17           209,894
         825,000   Owens-Illinois, Inc. (b)...............         7.80%         05/15/18           899,250
         225,000   RBS Global, Inc./Rexnord LLC ..........         8.50%         05/01/18           242,438
         400,000   Terex Corp. ...........................         8.00%         11/15/17           416,000
         275,000   Trimas Corp. ..........................         9.75%         12/15/17           304,563
         425,000   USG Corp. (d)..........................         9.75%         01/15/18           434,562
                                                                                             _______________
                                                                                                  4,224,719
                                                                                             _______________

                   CONSUMER CYCLICAL - 9.3%
         425,000   ACCO Brands Corp. (b)..................        10.63%         03/15/15           482,375
         400,000   Easton-Bell Sports, Inc. ..............         9.75%         12/01/16           447,000
         425,000   Ford Motor Credit Corp., LLC (b).......         8.00%         12/15/16           482,637
         425,000   Levi Strauss & Co. (b).................         7.63%         05/15/20           446,781
         425,000   Limited Brands, Inc. (b)...............         7.60%         07/15/37           416,500
         220,000   Neiman Marcus Group, Inc. .............        10.38%         10/15/15           233,750
         250,000   Phillips-Van Heusen Corp. .............         7.38%         05/15/20           268,438
         425,000   Reynolds Group Issuer, Inc./Reynolds
                       Group Issuer LLC (c)...............         9.00%         04/15/19           448,375
                                                                                             _______________
                                                                                                  3,225,856
                                                                                             _______________

                   CONSUMER NON-CYCLICAL - 5.3%
         425,000   B&G Foods, Inc. .......................         7.63%         01/15/18           452,625
         500,000   C&S Group Enterprises LLC (c)..........         8.38%         05/01/17           498,125
         425,000   Constellation Brands, Inc. (b).........         7.25%         05/15/17           456,875
         215,000   Rite Aid Corp. ........................         8.63%         03/01/15           191,888


                See Notes to Quarterly Portfolio of Investments          Page 1

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)



    PRINCIPAL                                                    STATED          STATED
      VALUE                       DESCRIPTION                    COUPON         MATURITY          VALUE
________________   _______________________________________    ____________    ____________   _______________
CORPORATE BONDS AND NOTES - (CONTINUED)

                   CONSUMER NON-CYCLICAL - (CONTINUED)
 $       200,000   Rite Aid Corp. ........................         9.75%         06/12/16    $      224,000
                                                                                             _______________
                                                                                                  1,823,513
                                                                                             _______________

                   ENERGY - 12.8%
         200,000   Chaparral Energy, Inc. ................         8.88%         02/01/17           210,000
         425,000   Crosstex Energy LP/Crosstex Energy
                       Finance Corp. .....................         8.88%         02/15/18           462,187
         425,000   Edgen Murray Corp. ....................        12.25%         01/15/15           386,750
         275,000   Hercules Offshore LLC (c)..............        10.50%         10/15/17           243,375
         425,000   Hilcorp Energy I LP/Hilcorp Finance Co.
                       (b) (c)............................         8.00%         02/15/20           463,250
         120,000   Linn Energy LLC/Linn Energy Finance Corp.
                       (c)................................         8.63%         04/15/20           132,000
         400,000   McJunkin Red Man Corp. (c).............         9.50%         12/15/16           398,500
         495,000   Niska Gas Storage US LLC/Niska Gas Sorage
                       Canada ULC (b) (c).................         8.88%         03/15/18           542,025
         425,000   Pioneer Natural Resources Co. (b)......         6.65%         03/15/17           456,620
         425,000   Plains Exploration & Production Co. ...         7.63%         06/01/18           454,750
         170,000   Precision Drilling Corp. (c)...........         6.63%         11/15/20           176,163
         500,000   Whiting Petroleum Corp. ...............         6.50%         10/01/18           518,125
                                                                                             _______________
                                                                                                  4,443,745
                                                                                             _______________

                   MEDIA - 10.1%
         285,000   American Reprographics Co. (c).........        10.50%         12/15/16           303,525
         425,000   Cablevision Systems Corp. (b)..........         8.63%         09/15/17           477,062
         425,000   CCO Holdings LLC/CCO Holdings Capital
                       Corp. (c)..........................         8.13%         04/30/20           454,750
         425,000   Deluxe Corp. (b).......................         7.38%         06/01/15           443,063
         425,000   Dish DBS Corp. (b).....................         7.88%         09/01/19           452,094
         425,000   Insight Communications Co., Inc. (c)...         9.38%         07/15/18           466,437
         425,000   Lamar Media Corp. .....................         7.88%         04/15/18           453,687
         425,000   Mediacom LLC/Mediacom Capital Corp. ...         9.13%         08/15/19           440,938
                                                                                             _______________
                                                                                                  3,491,556
                                                                                             _______________

                   SERVICES - 15.0%
         400,000   AMC Entertainment, Inc. ...............         8.75%         06/01/19           431,000
         425,000   ARAMARK Corp. .........................         8.50%         02/01/15           445,187
         425,000   Avis Budget Car Rental LLC/Avis Budget
                       Finance, Inc. .....................         9.63%         03/15/18           469,625
         200,000   Beazer Homes USA, Inc. ................         9.13%         06/15/18           204,000
         400,000   Harrah's Operating Co., Inc. ..........        11.25%         06/01/17           456,000
         400,000   HCA, Inc. (b)..........................         9.25%         11/15/16           432,500
         400,000   Iron Mountain, Inc. (b)................         8.75%         07/15/18           425,500
          97,000   KAR Holdings, Inc. ....................        10.00%         05/01/15           103,305
         300,000   Maxim Crane Works LP (c)...............        12.25%         04/15/15           305,250
         225,000   MGM Resorts International .............         5.88%         02/27/14           214,313
         225,000   MGM Resorts International .............        10.38%         05/15/14           255,937
         425,000   Pulte Group, Inc. .....................         6.38%         05/15/33           325,125


                See Notes to Quarterly Portfolio of Investments          Page 2

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)



    PRINCIPAL                                                    STATED          STATED
      VALUE                       DESCRIPTION                    COUPON         MATURITY          VALUE
________________   _______________________________________    ____________    ____________   _______________
CORPORATE BONDS AND NOTES - (CONTINUED)

                   SERVICES - (CONTINUED)
 $       225,000   RSC Equipment Rental, Inc./RSC Holdings
                       III LLC ...........................        10.25%         11/15/19    $      250,875
         425,000   Standard Pacific Corp. ................         8.38%         05/15/18           444,125
         425,000   United Rentals North America, Inc. ....         8.38%         09/15/20           446,250
                                                                                             _______________
                                                                                                  5,208,992
                                                                                             _______________

                   TECHNOLOGY & ELECTRONICS - 1.9%
          22,000   First Data Corp. ......................         9.88%         09/24/15            22,055
          96,000   First Data Corp. (c)...................         8.25%         01/15/21            92,880
         500,000   Freescale Semiconductor, Inc. (c)......         9.25%         04/15/18           556,250
                                                                                             _______________
                                                                                                    671,185
                                                                                             _______________

                   TELECOMMUNICATIONS - 7.4%
         215,000   Cincinnati Bell, Inc. .................         8.25%         10/15/17           218,225
         210,000   Cincinnati Bell, Inc. .................         8.38%         10/15/20           205,275
         400,000   Citizens Communications (b)............         7.13%         03/15/19           422,000
         400,000   Global Crossing Ltd. ..................        12.00%         09/15/15           462,000
         200,000   PAETEC Holding Corp. ..................         9.50%         07/15/15           210,500
         200,000   PAETEC Holding Corp. ..................         8.88%         06/30/17           216,000
         400,000   Qwest Corp. (b)........................         6.88%         09/15/33           398,000
         425,000   Windstream Corp. (b)...................         7.00%         03/15/19           425,000
                                                                                             _______________
                                                                                                  2,557,000
                                                                                             _______________

                   UTILITY - 2.3%
         425,000   Calpine Corp. (c)......................         7.25%         10/15/17           436,687
         225,000   Dynegy Holdings, Inc. .................         7.75%         06/01/19           162,563
         225,000   Edison Mission Energy .................         7.00%         05/15/17           185,625
                                                                                             _______________
                                                                                                    784,875
                                                                                             _______________
                   TOTAL CORPORATE BONDS AND NOTES ....................................          31,283,093
                   (Cost $29,754,243)                                                        _______________


MORTGAGE-BACKED SECURITIES - 20.8%

                   COLLATERALIZED MORTGAGE OBLIGATIONS - 8.4%
                   Chase Mortgage Finance Corp.
         143,804       Series 2007-S2, Class 1A8 .........         6.00%         03/25/37           132,875
                   Citicorp Mortgage Securities, Inc.
         660,000       Series 2007-2, Class 1A3 ..........         6.00%         02/25/37           648,200
                   Countrywide Alternative Loan Trust
          98,509       Series 2006-41CB, Class 2A14 ......         6.00%         01/25/37            83,874
                   Countrywide Home Loan Mortgage Pass
                       Through Trust
         470,477       Series 2005-27, Class 2A1 .........         5.50%         12/25/35           430,931
         314,000       Series 2007-10, Class A5 ..........         6.00%         07/25/37           261,799
                   HarborView Mortgage Loan Trust
       3,680,848       Series 2005-9, Class B10 (e).......         2.01%         06/20/35           325,632
                   JP Morgan Mortgage Trust
          78,753       Series 2006-S3, Class 1A30 ........         6.50%         08/25/36            72,979
                   Residential Asset Securitization Trust
         398,069       Series 2005-A8CB, Class A11 .......         6.00%         07/25/35           366,472



                See Notes to Quarterly Portfolio of Investments          Page 3

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)



    PRINCIPAL                                                    STATED          STATED
      VALUE                       DESCRIPTION                    COUPON         MATURITY          VALUE
________________   _______________________________________    ____________    ____________   _______________
MORTGAGE-BACKED SECURITIES - (CONTINUED)

                   COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)
                   Structured Asset Securities Corp.
 $        66,168       Series 2003-10, Class A ...........         6.00%         04/25/33    $       70,112
                   Wells Fargo Mortgage Backed Securities
                       Trust
         308,000       Series 2006-8, Class A15 ..........         6.00%         07/25/36           296,235
         216,485       Series 2007-7, Class A38 ..........         6.00%         06/25/37           209,965
          28,241       Series 2007-8, Class 1A16 .........         6.00%         07/25/37            25,652
                                                                                             _______________
                                                                                                  2,924,726
                                                                                             _______________

                   COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.4%
                   Banc of America Commercial Mortgage, Inc.
         778,723       Series 2000-1, Class M (g) (h).....         6.00%         11/15/31                 8
                   Banc of America Large Loan, Inc.
       2,000,000       Series 2005-MIB1, Class L (e) (f) (g)       3.26%         03/15/22           674,394
                   Citigroup/Deutsche Bank Commercial Mortgage
                       Trust
         310,000       Series 2007-CD4, Class A4 .........         5.32%         12/11/49           323,336
                   Commercial Mortgage Pass Through
                       Certificates
         330,000       Series 2007-C9, Class A4 (e).......         5.81%         12/10/49           357,922
                   Credit Suisse Mortgage Capital Certificates
          60,000       Series 2006-C5, Class AJ ..........         5.37%         12/15/39            53,776
                   Extended Stay America Trust
         830,000       Series 2010-ESHA, Class D (c)......         5.50%         11/05/27           845,256
                   GE Capital Commercial Mortgage Corp.
         700,000       Series 2000-1, Class G (f) (g).....         6.13%         01/15/33           286,473
                   Greenwich Capital Commercial Funding
                       Corp.
         200,000       Series 2007-GG11, Class A4 ........         5.74%         12/10/49           212,522
         330,000       Series 2007-GG11, Class AJ ........         6.00%         12/10/49           293,645
                   LB-UBS Commercial Mortgage Trust
       3,025,000       Series 2001-C7, Class Q (g)........         5.87%         11/15/33           136,211
         773,848       Series 2001-C7, Class S (g)........         5.87%         11/15/33            14,178
                   Morgan Stanley Capital I, Inc.
         968,400       Series 1999-WF1, Class M (g).......         5.91%         11/15/31           819,962
       2,787,919       Series 2003-IQ5, Class O (f) (g)...         5.24%         04/15/38           261,971
                                                                                             _______________
                                                                                                  4,279,654
                                                                                             _______________
                   TOTAL MORTGAGE-BACKED SECURITIES ...................................           7,204,380
                   (Cost $7,591,302)                                                         _______________


ASSET-BACKED SECURITIES - 10.4%
                   Ace Securities Corp.
         322,000       Series 2003-MH1, Class A4 (c)......         6.50%         08/15/30           343,986
                   Bombardier Capital Mortgage
                       Securitization Corp.
         308,658       Series 1999-B, Class A1B ..........         6.61%         12/15/29           184,757
       1,106,347       Series 1999-B, Class A3 ...........         7.18%         12/15/29           706,359


                See Notes to Quarterly Portfolio of Investments          Page 4

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)



    PRINCIPAL                                                    STATED          STATED
      VALUE                       DESCRIPTION                    COUPON         MATURITY          VALUE
________________   _______________________________________    ____________    ____________   _______________
ASSET-BACKED SECURITIES - (CONTINUED)

                   Conseco Finance Securitizations Corp.
 $     2,720,628       Series 2000-6, Class M1 ...........         7.72%         09/01/31    $      699,536
                   Countrywide Asset-Backed Certificates
         232,948       Series 2006-13, Class 3AV2 (e).....         0.41%         01/25/37           164,301
                   Credit Suisse First Boston Mortgage
                       Securities Corp.
         100,966       Series 2002-MH3, Class A ..........         6.70%         12/25/31           104,996
                   Falcon Franchise Loan Trust
       4,905,000       Series 2000-1, Class E (c) (f).....         6.50%         04/05/16            49,050
       4,231,000       Series 2003-1, Class E (g) (h).....         6.00%         01/05/25             5,500
                   Green Tree Financial Corp.
         208,298       Series 1997-4, Class B1 ...........         7.23%         02/15/29            24,725
         858,461       Series 1998-4, Class M1 ...........         6.83%         04/01/30           383,426
       3,844,951       Series 1999-3, Class M1 ...........         6.96%         02/01/31           512,327
                   GSAMP Trust
         440,199       Series 2004-AR2, Class B4 (g)......         5.00%         08/25/34            15,171
         968,788       Series 2006-S3, Class A2 (f).......         5.77%         05/25/36            59,480
         848,537       Series 2006-S5, Class A1 (e).......         0.35%         09/25/36            26,589
                   Cndependence III CDO, Ltd.
       5,000,000       Series 3A, Class C1 (e) (g) (i)....         2.80%         10/03/37            33,450
                   Long Beach Mortgage Loan Trust
       1,912,209       Series 2006-A, Class A2 (f)........         6.05%         05/25/36            93,581
                   Park Place Securities, Inc.
       1,564,299       Series 2004-WCW1, Class M8 (e).....         3.76%         09/25/34            36,155
       1,301,976       Series 2004-WCW2, Class M10 (e) (g)         3.01%         10/25/34            70,527
                   Stanfield Azure CLO, Ltd.
          77,999       Series 2006-1A, Class X (c)........         5.34%         05/27/20            78,550
                   Summit CBO I, Ltd.
       4,219,712       Series 1A, Class B (e) (g) (h).....         1.44%         05/23/11             5,486
                   Summit Lake CLO, Ltd.
          13,656       Series 2005-1A, Class X (c)........         5.25%         02/24/11            13,698
                                                                                             _______________
                   TOTAL ASSET-BACKED SECURITIES ......................................           3,611,650
                   (Cost $3,446,262)                                                         _______________


SENIOR FLOATING-RATE LOAN INTERESTS - 0.5%

                   UTILITY - 0.5%
         223,269   Texas Competitive Electric Holdings Co.,
                       LLC Tranche B2 (e).................         3.30%         10/10/14           184,511
                                                                                             _______________
                   TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ..........................             184,511
                   (Cost $193,290)                                                           _______________


U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.1%

                   COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%
                   FannieMae-ACES
       2,497,896       Series 1998-M7, Class N, IO (e)....         0.63%         05/25/36            15,113
                                                                                             _______________
                   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ............              15,113
                   (Cost $105,240)                                                           _______________



                See Notes to Quarterly Portfolio of Investments          Page 5

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)



    PRINCIPAL                                                    STATED          STATED
      VALUE                       DESCRIPTION                    COUPON         MATURITY          VALUE
________________   _______________________________________    ____________    ____________   _______________
STRUCTURED NOTES - 0.0%

 $     3,750,000   Preferred Term Securities XXV, Ltd. (g)          (j)          06/22/37    $          375
                                                                                             _______________
                   TOTAL STRUCTURED NOTES .............................................                 375
                                                                                             _______________
                   (Cost $0)



     SHARES                                       DESCRIPTION                                    VALUE
________________   ______________________________________________________________________    _______________
PREFERRED SECURITIES - 0.1%

           2,000   Soloso CDO, Ltd., Series 2005-1 (g) (j).............................              20,000
           3,000   White Marlin CDO, Ltd., Series AI (g) (i) (j).......................              15,000
                                                                                             _______________
                   TOTAL PREFERRED SECURITIES .........................................              35,000
                   (Cost $0)                                                                 _______________

                   TOTAL INVESTMENTS - 122.2% .........................................          42,334,122
                   (Cost $41,090,337) (k)



    PRINCIPAL
      VALUE                                       DESCRIPTION                                    AMOUNT
 _______________   ______________________________________________________________________    _______________

REVERSE REPURCHASE AGREEMENTS - (28.0%)

$    (3,774,054)   With Barclays Capital Inc. 1.00% dated 01/18/11, to be repurchased at
                   $3,777,724 on 02/22/11 .............................................          (3,774,054)
     (3,663,820)   With Barclays Capital Inc. 1.00% dated 01/19/11, to be repurchased at
                   $3,667,381 on 02/23/11 .............................................          (3,663,820)
     (2,247,087)   With Barclays Capital Inc. 1.00% dated 01/20/11, to be repurchased at
                   $2,249,272 on 02/24/11 .............................................          (2,247,087)
                                                                                             _______________
                   TOTAL REVERSE REPURCHASE AGREEMENTS ................................          (9,684,961)
                                                                                             _______________


                   NET OTHER ASSETS AND LIABILITIES - 5.8% ............................           1,997,004
                                                                                             _______________
                   NET ASSETS - 100.0% ................................................      $   34,646,165
                                                                                             ===============

______________________________________________

      (a) All percentages shown in the Portfolio of Investments are based on net assets.

      (b) This security or a portion of this security is segregated as collateral for reverse repurchase agreements.

      (c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Brookfield Investment Management Inc., the Fund's investment sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2011, securities noted as such amounted to $8,605,007 or 22.84% of net assets.

      (d) Multi-Step Coupon Bond - coupon steps up or down based upon ratings changes by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. The interest rate shown reflects the rate in effect at January 31, 2011.

      (e) Floating rate security. The interest rate shown reflects the rate in effect at January 31, 2011.

      (f)   Security is receiving less than the stated coupon.




                See Notes to Quarterly Portfolio of Investments          Page 6

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


      (g) This security, sold within the terms of a private placement memorandum, is exempt from regiupon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note C
            - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

      (h)   Security missed one or more of its interest payments.

      (i)   The issuer is in default. Income is not being accrued.

      (j)   Zero coupon security.

      (k) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,057,892 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,814,107.

      ACES  Alternative Credit Enhancement Securities
       CBO  Collateralized Bond Obligation
       CDO  Collateralized Debt Obligation
       CLO  Collateralized Loan Obligation
        IO Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

__________________________________________

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):




                                                                                      LEVEL 2         LEVEL 3
                                                        TOTAL         LEVEL 1      SIGNIFICANT      SIGNIFICANT
                                                      VALUE AT        QUOTED        OBSERVABLE      UNOBSERVABLE
                                                     1/31/2011        PRICES          INPUTS          INPUTS
                                                   ______________   ___________   ______________   _____________
Corporate Bonds and Notes*.......................  $   31,283,093   $        --   $   31,283,093   $          --
Mortgage-Backed Securities:
    Collateralized Mortgage Obligations..........       2,924,726            --        2,924,726              --
    Commercial Mortgage-Backed Securities........       4,279,654            --        4,279,654              --
Asset-Backed Securities..........................       3,611,650            --        3,537,916          73,734
Senior Floating-Rate Loan Interests*.............         184,511            --          184,511              --
U.S. Government Agency Mortgage-Backed
  Securities ....................................          15,113            --           15,113              --
Structured Notes.................................             375            --              375              --
Preferred Securities.............................          35,000            --               --          35,000
                                                   ______________   ___________   ______________   _____________
TOTAL INVESTMENTS................................  $   42,334,122   $        --   $   42,225,388   $     108,734
                                                   ==============   ===========   ==============   =============


* See the Portfolio of Investments for industry breakout.




                See Notes to Quarterly Portfolio of Investments          Page 7

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)



The  following table presents the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

   INVESTMENTS AT FAIR                                                       CHANGE IN NET
 VALUE USING SIGNIFICANT      BALANCE AS OF   TRANSFERS IN   NET REALIZED     UNREALIZED         NET      BALANCE AS OF
   UNOBSERVABLE INPUTS         OCTOBER 31,     (OUT) OF         GAINS        APPRECIATION     PURCHASES    JANUARY 31,
      ( LEVEL 3)                  2010          LEVEL 3        (LOSSES)     (DEPRECIATION)     (SALES)         2011
________________________________________________________________________________________________________________________
Asset-Backed Securities           $  87,636         $   --      $   (137)        $ (230)      $(13,535)       $ 73,734
Preferred Securities                 35,000             --            --             --             --          35,000
                             ___________________________________________________________________________________________
TOTAL INVESTMENTS                 $ 122,636         $   --      $   (137)        $ (230)      $(13,535)       $108,734
                             ===========================================================================================





               See Notes to Quarterly Portfolios of Investments          Page 8

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS


                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                          JANUARY 31, 2011 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Strategic High Income Fund (the "Fund") determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). Securities for which market quotations are readily available are valued using the last reported sale price on the business day as of which such value is being determined. If no sales are reported on such business day (as in the case of some securities traded over-the-counter), the last reported bid price is used, except that certain U.S. Government securities are valued at the mean between the last reported bid and asked prices. Mortgage-backed securities ("MBS") and other debt securities not traded in an organized market are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

        1) benchmark yields;
        2) reported trades;
        3) broker/dealer quotes;
        4) issuer spreads;
        5) benchmark securities;
        6) bids and offers; and
        7) reference data including market research publications.

A ready market does not exist for some of these investments. As such, these values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service or dealer does not provide a valuation, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

      1) the fundamental business data relating to the issuer;
      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3) the type, size and cost of security;
      4) the financial statements of the issuer;
      5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;
      6) the information as to any transactions in or offers for the security;
      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
      8) the coupon payments;
      9) the quality, value and salability of collateral, if any, securing the security;
     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;
     11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
     12) other relevant factors.

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                          JANUARY 31, 2011 (UNAUDITED)


The Fund invests a significant portion of its assets in below-investment grade debt securities, including structured finance securities and corporate bonds. Structured finance securities include: asset-backed securities, including home equity, auto, equipment lease, credit card, aircraft, franchise, manufactured housing, etc.; commercial mortgage-backed securities; residential mortgage-backed or private-label collateralized mortgage obligations; collateralized debt obligations and collateralized loan obligations. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Instability in the markets for fixed-income securities, particularly mortgage-backed and asset-backed securities, has resulted in increased volatility and periods of illiquidity that have adversely impacted the valuation of certain securities held by the Fund.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

    o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

           o Quoted prices for similar securities in active markets.
           o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
           o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
           o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

    o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of January 31, 2011, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2011, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2011, the Fund held restricted securities as shown in the following table that the Brookfield Investment Management Inc. has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                          JANUARY 31, 2011 (UNAUDITED)


                                                                                                                         % OF
                                                 ACQUISITION    PRINCIPAL                CARRYING                         NET
SECURITY                                            DATE      VALUE/SHARES    PRICE        COST          VALUE          ASSETS
__________________________________________________________________________________________________________________________________
Banc of America Commercial Mortgage, Inc.
     Series 2000-1, Class M, 6.00%, 11/15/31      08/22/05    $    778,723   $ 0.00 *  $        -   $         8           0.00 % **

Banc of America Large Loan, Inc.
     Series 2005-MIB1, Class L, 3.26%, 03/15/22   08/26/06    $  2,000,000    33.72       520,128       674,394           1.95

Falcon Franchise Loan Trust
     Series 2003-1, Class E, 6.00%, 01/05/25      08/09/05    $  4,231,000     0.13             -         5,500           0.02

GE Capital Commercial Mortgage Corp.
     Series 2000-1, Class G, 6.13%, 01/15/33      06/27/07    $    700,000    40.92       478,396       286,473           0.83

GSAMP Trust
     Series 2004-AR2, Class B4, 5.00%, 08/25/34   08/17/05    $    440,199     3.45             -        15,171           0.04

Independence III CDO, Ltd.
     Series 3A, Class C1, 2.80%, 10/03/37         12/27/06    $  5,000,000     0.67             -        33,450           0.10

LB-UBS Commercial Mortgage Trust
     Series 2001-C7, Class Q, 5.87%, 11/15/33     09/19/05    $  3,025,000     4.50             -       136,211           0.39
     Series 2001-C7, Class S, 5.87%, 11/15/33     09/29/05    $    773,848     1.83             -        14,178           0.04

Morgan Stanley Capital I, Inc.
     Series 1999-WF1, Class M, 5.91%, 11/15/31    08/03/05    $    968,400    84.67       717,462       819,962           2.37
     Series 2003-IQ5, Class O, 5.24%, 04/15/38    10/19/06    $  2,787,919     9.40         2,592       261,971           0.75

Park Place Securities, Inc.
     Series 2004-WCW2, Class M10, 3.01%, 10/25/34 03/24/06    $  1,301,976     5.42       120,334        70,527           0.20

Preferred Term Securities XXV, Ltd.
     Zero Coupon, 06/22/37                        03/22/07    $  3,750,000     0.00  *          -           375           0.00   **

Soloso CDO, Ltd., Series 2005-1                   11/30/05    $      2,000    10.00             -        20,000           0.06

Summit CBO I, Ltd
     Series 1A, Class B, 1.44%, 05/23/11          08/03/05    $  4,219,712     0.13        72,625         5,486           0.02

White Marlin CDO, Ltd., Series AI                 06/01/07    $      3,000     5.00             -        15,000           0.04
                                                                                       ----------   -----------      ---------
                                                                                       $1,911,537   $ 2,358,706           6.81 %
                                                                                       ==========   ===========      =========
*    Amount is less than $0.01.
**   Amount is less than 0.01%.



D. REVERSE REPURCHASE AGREEMENTS:

Reverse repurchase agreements are utilized as leverage for the Fund. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which Fund assets are pledged as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the loan will be repaid and the collateral will correspondingly be received back to the Fund. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.


Information for the period ended January 31, 2011:


    Maximum amount outstanding during the period..................   $9,684,961
    Average amount outstanding during the period*.................   $8,787,235
    Average monthly Common Shares outstanding during the period...    9,150,594
    Average debt per Common Share outstanding during the period...        $0.96

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the period ended January 31, 2011.

During the period ended January 31, 2011, interest rate was 1.00% on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $22,456.

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                          JANUARY 31, 2011 (UNAUDITED)


E. INTEREST-ONLY SECURITIES:

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security ("MBS") that receives some or all of the interest portion of the underlying MBS and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if held in the Fund, are identified on the Portfolio of Investments.

F. MORTGAGE DOLLAR ROLLS:

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

G. COLLATERALIZED DEBT OBLIGATIONS:

A collateralized debt obligation ("CDO") is an asset-backed security whose underlying collateral is typically a portfolio of bonds or bank loans. Where the underlying collateral is a portfolio of bonds, a CDO is referred to as a collateralized bond obligation ("CBO"). Where the underlying collateral is a portfolio of bank loans, a CDO is referred to as a collateralized loan obligation ("CLO"). Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO's collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs, similar to other asset-backed securities, are subject to prepayment risk.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     First Trust Strategic High Income Fund
             ------------------------------------------------------------------

By (Signature and Title)*   /s/ James A. Bowen
                          -----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date    March 23, 2011
     ------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ James A. Bowen
                          -----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date    March 23, 2011
     ------------------------


By (Signature and Title)*   /s/ Mark R. Bradley
                          -----------------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date    March 23, 2011
     ------------------------



* Print the name and title of each signing officer under his or her signature.